GENERAL (Details) (USD $)							1 Months Ended					0 Months Ended
	Dec. 31, 2013 Limco Piedmont Inc Subsidiary [Member]	Dec. 31, 2013 Bental Industries Ltd Subsidiary [Member]	Dec. 31, 2013 Tat Gal Inc Subsidiary [Member]	Dec. 31, 2012 TAT Industries Ltd. Parent [Member] Tat Technologies Ltd Subsidiary [Member]	Dec. 31, 2012 KMN Industries Ltd. [Member] Tat Technologies Ltd Subsidiary [Member]	Dec. 31, 2012 KMN Industries Ltd. [Member] Tat Industries Ltd Subsidiary [Member]	Feb. 18, 2014 Tat Technologies Ltd Parent [Member] Bental Industries Ltd Subsidiary [Member]	Dec. 31, 2013 Limco Piedmont Inc Parent [Member] Limco Airepair Inc Subsidiary [Member]	Dec. 31, 2013 Limco Piedmont Inc Parent [Member] Piedmont Aviation Component Services LLC Subsidiary [Member]	Dec. 31, 2013 Limco Piedmont Inc Parent [Member] First Aviation Services Inc Subsidiary [Member]	Dec. 31, 2013 Piedmont Aviation Component Services Llc Parent [Member] First Aviation Services Inc Subsidiary [Member]	Aug. 07, 2013 FIMI Funds [Member] Tat Technologies Ltd Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage	100.00%	70.00%	100.00%			80.00%		100.00%	100.00%		0.00%	53.80%
Ownership percentage				43.00%	10.00%					29.36%
Sale of ownerhsip interest, percentage							70.00%
Cash received from sale of affiliate							$ 5,000,000
Loss on sale of discontinued operation							2,323,000
Impariment							$ 3,319
Number ordinary shares sold in transaction												4,732,351